The Pillar Funds

                  Intermediate-Term Government Securities Fund

                     Pennsylvania Municipal Securities Fund

                                  Mid Cap Fund

                       Supplement Dated December 14, 1999
                 to the Class I Shares Prospectus dated April 30, 1999

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Under the heading "Portfolio Managers" on page 37, paragraphs 2, 3, 6 and 7 have been deleted and replaced with the following:

          Sarah Krieger serves as a Vice President of the Advisor. She has managed the Intermediate-Term Government Securities Fund since December, 1999. Prior to joining the Advisor in 1997, Ms. Krieger managed fixed income portfolios for Meredith, Martin & Kaye (MMK) during 1995 and 1996. Prior to joining MMK, Ms. Krieger served as a sales associate for Freeman Securities in 1994. She has more than 16 years of experience in the investment field.

          Charlene P. Palmer serves as a Vice President of the Advisor. She has managed the Tax-Exempt Money Market Fund since June, 1996, the New Jersey Municipal Securities Fund since May, 1992, and the Pennsylvania Municipal Securities Fund since November, 1999. She joined the Advisor in 1981 and has managed investments for the Advisor for the past 18 years, with an emphasis on tax-exempt bonds.

          Gregory S. Huning serves as a Senior Vice President of the Advisor. He has co-managed the Equity Growth Fund since April, 1999 and began co-managing the Mid Cap Fund in November, 1999. Prior to joining the Advisor in 1995, Mr. Huning served as a senior equity portfolio manager for the Robert Wood Johnson Foundation in 1994. Mr. Huning has more than 29 years of experience in investment management.

          Glen C. Corbitt serves as a Vice President of the Advisor. He has co-managed the Equity Growth Fund since April, 1999 and began co-managing the Mid Cap Fund in November, 1999. Prior to joining the Advisor in 1995, Mr. Corbitt served as an accountant for Rockefeller Financial Services in 1994.

Under the same heading on page 37, paragraph 5 has been deleted in its entirety.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


PIL-A-033-02

                                The Pillar Funds

                  Intermediate-Term Government Securities Fund

                     Pennsylvania Municipal Securities Fund

                    Supplement Dated December 14, 1999 to the
              Class A and B Shares Prospectus dated April 30, 1999

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Under the heading "Portfolio Managers" beginning on page 44, paragraphs 2 and 3 have been deleted and replaced with the following:

          Sarah Krieger serves as a Vice President of the Advisor. She has managed the Intermediate-Term Government Securities Fund since December, 1999. Prior to joining the Advisor in 1997, Ms. Krieger managed fixed income portfolios for Meredith, Martin & Kaye (MMK) during 1995 and 1996. Prior to joining MMK, Ms. Krieger served as a sales associate for Freeman Securities in 1994. She has more than 16 years of experience in the investment field.

          Charlene P. Palmer serves as a Vice President of the Advisor. She has managed the Tax-Exempt Money Market Fund since June, 1996, the New Jersey Municipal Securities Fund since May, 1992, and the Pennsylvania Municipal Securities Fund since November, 1999. She joined the Advisor in 1981 and has managed investments for the Advisor for the past 18 years, with an emphasis on tax-exempt bonds.

Under the same heading on page 45, paragraph 5 has been deleted in its entirety.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PIL-A-032-02